ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Accrued payroll and welfare	885,807	940,601
Contingent consideration liability (1)	136,200	135,181
Accrued expenses (2)	276,095	87,803
Advance from customers	39,096	38,560
Others	23,207	39,985
Total accrued expenses and other current liabilities	1,360,405	1,242,130

(1)	The balance of contingent consideration represented the estimated fair value of Fundraising incentive related to the acquisition of TEX and H2N. Refer to Note 3 - Acquisitions included in the Group’s consolidated financial statements for the fiscal year ended December 31, 2025 for further information about the Group’s acquisition related transactions.

(2)	The balance of accrued expenses represented accrued professional services and other miscellaneous fees.

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Accrued payroll and welfare	-	885,807
Accrued expenses (1)	-	276,095
Contingent consideration liability (2)	-	136,200
Advance from customers	-	39,096
Others	-	23,207
Total accrued expenses and other current liabilities	-	1,360,405

(1)	The balance of accrued expenses represented accrued professional services and other miscellaneous fees.

(2)	The balance of contingent consideration represented the estimated fair value of Fundraising incentive related to the acquisition of TEX and H2N. Refer to Note 3 - Acquisitions for further information about the Group’s acquisition related transactions.